                           ACM INSTITUTIONAL RESERVES, INC.




                                  SEMI-ANNUAL REPORT

                                   OCTOBER 31, 1996

STATEMENT OF NET ASSETS
OCTOBER 31, 1996(UNAUDITED)         ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    COMMERCIAL PAPER--43.9%
                    Abbey National North America
$    7,000            11/27/96 . . . . . . . . . . . . . . .      5.35%  $  6,972,953
                    AGA Capital, Inc.
    10,000            11/25/96 * . . . . . . . . . . . . . .      5.29      9,964,733
    18,700            11/04/96 * . . . . . . . . . . . . . .      5.32     18,691,710
                    Allianz of America Finance Corp.
     4,500            12/05/96 * . . . . . . . . . . . . . .      5.28      4,477,560
    12,700            11/20/96 * . . . . . . . . . . . . . .      5.30     12,664,475
                    Banca CRT Financial Corp.
     5,000            11/01/96 . . . . . . . . . . . . . . .      5.32      5,000,000
                    BHF Finance Delaware, Inc.
     3,000            12/19/96 . . . . . . . . . . . . . . .      5.48      2,978,080
                    BT Securities Inc.
     2,000            11/18/96 . . . . . . . . . . . . . . .      5.43      1,994,872
                    Caisse d'Amortissement
    10,300            12/13/96 . . . . . . . . . . . . . . .      5.33     10,235,951
                    Chase Manhattan Corp.
    15,000            12/19/96 . . . . . . . . . . . . . . .      5.35     14,893,000
                    Chiao Tung Bank Co., Ltd.
     5,000            2/24/97. . . . . . . . . . . . . . . .      5.42      4,913,431
     2,500            1/08/97. . . . . . . . . . . . . . . .      5.47      2,474,169
                    Commonwealth Bank of Australia
    15,000            12/02/96 . . . . . . . . . . . . . . .      5.33     14,931,154
                    Electricity Corp. of New Zealand Ltd.
     5,000            1/30/97. . . . . . . . . . . . . . . .      5.35      4,933,125
                    Embarcadero Center Venture
     1,500            12/02/96 (Two-A) . . . . . . . . . . .      5.33      1,493,115
    16,250            11/07/96 (Two-B) . . . . . . . . . . .      5.40     16,235,375
                    Embarcadero Center Venture (Four)
    10,000            11/19/96 . . . . . . . . . . . . . . .      5.32      9,973,400
                    Generale Bank, Inc.
    25,000            12/30/96 . . . . . . . . . . . . . . .      5.35     24,780,799
                    Government Development Bank of Puerto Rico
     3,000            11/25/96 . . . . . . . . . . . . . . .      5.27      2,989,460
    10,000            12/12/96 . . . . . . . . . . . . . . .      5.29      9,939,753
     8,785            11/18/96 . . . . . . . . . . . . . . .      5.30      8,763,013
                    IMI Funding Corp. (USA)
     3,866            12/18/96 . . . . . . . . . . . . . . .      5.27      3,839,401
    13,819            11/07/96 . . . . . . . . . . . . . . .      5.30     13,806,793
                    International Nederland Bank
     3,100            12/16/96 . . . . . . . . . . . . . . .      5.35      3,079,269
                    International Securitization Corp.
     3,965            12/20/96 * . . . . . . . . . . . . . .      5.60      3,934,778
                    Korean Development Bank
     3,000            11/12/96 . . . . . . . . . . . . . . .      5.27      2,995,169
    10,000            12/05/96 . . . . . . . . . . . . . . .      5.47      9,948,339
     4,750            12/05/96 . . . . . . . . . . . . . . .      5.48      4,725,416
                    Kreditbank North America Finance Corp.
     3,000            2/28/97. . . . . . . . . . . . . . . .      5.60      2,944,467
                    Merrill Lynch & Co.
     7,130            11/04/96 . . . . . . . . . . . . . . .      5.27      7,126,869
    10,000            11/07/96 . . . . . . . . . . . . . . .      5.30      9,991,167
                    Tasmanian Public Finance Corp.
     4,621            12/16/96 . . . . . . . . . . . . . . .      5.36      4,590,039
    20,000            12/12/96 . . . . . . . . . . . . . . .      5.51     19,874,494
                                                                         ------------
                    Total Commercial Paper
                      (amortized cost $276,156,329). . . . .              276,156,329
                                                                         ------------

                    CERTIFICATES OF DEPOSIT--29.5%
                    Abn Amro North America Finance
     2,000            5.48%, 11/08/96. . . . . . . . . . . .      5.49      1,999,998
                    American Express Centurion Bank
    10,000            5.33%, 11/05/96. . . . . . . . . . . .      5.33     10,000,000
                    Bank of Tokyo
    15,000            5.60%, 12/13/96. . . . . . . . . . . .      5.60     15,000,000
    18,000            5.66%, 12/27/96. . . . . . . . . . . .      5.66     18,000,000
                    Banque Nationale de Paris
     5,000            5.33%, 12/09/96. . . . . . . . . . . .      5.31      5,000,072
     5,000            5.31%, 12/06/96. . . . . . . . . . . .      5.30      5,000,048
                    Dai Ichi Kangyo Bank Ltd.
     5,000            5.35%, 11/20/96. . . . . . . . . . . .      5.33      5,000,052
                    Den Danske Bank
    10,000            5.29%, 11/04/96. . . . . . . . . . . .      5.30      9,999,979
                    Deutsche Bank
     5,000            5.48%, 1/03/97 . . . . . . . . . . . .      5.65      4,997,819
     5,000            5.53%, 4/02/97 . . . . . . . . . . . .      5.80      4,994,430
                    Hessische Landesbank
     7,000            5.70%, 4/29/97 . . . . . . . . . . . .      5.15      6,996,621
                    Industrial Bank of Japan Ltd.
    20,000            5.43%, 11/04/96. . . . . . . . . . . .      5.39     20,000,065
                    National Bank of Detroit
     3,000            5.37%, 11/04/96. . . . . . . . . . . .      5.44      2,999,982

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    Norinchukin Bank
$   10,000            5.55%, 1/15/97 . . . . . . . . . . . .      5.51%  $ 10,000,718
                    Sanwa Bank
    35,000            5.35%, 11/08/96. . . . . . . . . . . .      5.34     35,000,068
                    Societe Generale N.A., Inc.
     5,000            5.45%, 2/07/97 . . . . . . . . . . . .      5.43      5,000,158
     5,000            5.45%, 2/10/97 . . . . . . . . . . . .      5.46      4,999,966
                    Sumitomo Bank
     9,000            5.35%, 11/18/96. . . . . . . . . . . .      5.35      9,000,000
    12,000            5.45%, 11/04/96. . . . . . . . . . . .      5.34     12,000,105
                                                                         ------------

                    Total Certificates of Deposit
                      (amortized cost $185,990,081). . . . .              185,990,081
                                                                         ------------

                    CORPORATE OBLIGATIONS--10.5%
                    Abbey National Treasury Services
     1,400            7.80%, 12/16/96. . . . . . . . . . . .      5.65      1,403,344
                    Beta Finance, Inc.
     5,000            5.92%, 6/06/97 * . . . . . . . . . . .      6.00      4,997,705
                    Eksportfinans
     5,000            5.50%, 2/17/97 . . . . . . . . . . . .      5.25      5,003,072
                    General Electric Capital Corp.
    10,000            5.53%, 6/27/97 FRN . . . . . . . . . .      5.50     10,003,208
                    Goldman Sachs Group LP
    10,000            5.54%, 1/15/97 FRN . . . . . . . . . .      5.54     10,000,000
                    Salts III Cayman Island Corp.
    30,000            5.68%, 1/23/97 * . . . . . . . . . . .      5.68     30,000,000
                    Toyota Motor Credit Corp.
     5,000            5.00%, 2/26/97 . . . . . . . . . . . .      5.10      4,998,162
                                                                         ------------

                    Total Corporate Obligations
                      (amortized cost $66,405,491) . . . . .               66,405,491
                                                                         ------------

                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS--9.7%
                    Federal Farm Credit Bank
     7,000            5.57%, 8/03/98 FRN . . . . . . . . . .      5.62      6,994,239
                    Federal Home Loan Bank
     5,000            5.31%, 11/13/96 FRN. . . . . . . . . .      5.38      4,999,889
                    Federal National Mortgage Association
     5,000            5.17%, 1/27/97 FRN . . . . . . . . . .      5.29      4,998,617
    10,000            5.42%, 8/25/97 FRN . . . . . . . . . .      5.46      9,996,857
    18,850            5.47%, 11/01/96. . . . . . . . . . . .      5.65     18,850,000
                    Student Loan Marketing Association
     5,000            5.53%, 1/21/98 FRN . . . . . . . . . .      5.58      4,998,245
                    U.S. Treasury Note
    10,000            6.63%, 3/31/97 . . . . . . . . . . . .      5.15     10,055,106
                                                                         ------------

                    Total U.S. Government and Agency Obligations
                      (amortized cost $60,892,953) . . . . .               60,892,953
                                                                         ------------

                    BANK OBLIGATIONS--4.3%
                    Bank of New York
     7,000            5.60%, 3/24/97 . . . . . . . . . . . .      5.79      6,990,829
                    JP Morgan & Co.
    10,000            5.43%, 8/15/97 . . . . . . . . . . . .      5.48      9,996,220
                    Morgan Guaranty Trust Co.
     5,000            5.50%, 1/08/97 . . . . . . . . . . . .      5.50      5,000,000
                    Wachovia Bank
     5,000            5.30%, 1/03/97 FRN . . . . . . . . . .      5.40      4,999,204
                                                                         ------------

                    Total Bank Obligations
                      (amortized cost $26,986,253) . . . . .               26,986,253
                                                                         ------------

                    PROMISSORY NOTES--2.7%
                    Goldman Sachs Group LP
    10,000            5.63%, 3/13/97 FRN . . . . . . . . . .      5.63     10,000,000
     7,000            5.38%, 2/14/97 FRN . . . . . . . . . .      5.38      7,000,000
                                                                         ------------

                    Total Promissory Notes
                      (amortized cost $17,000,000) . . . . .               17,000,000
                                                                         ------------

                    TOTAL INVESTMENTS--100.6%
                      (amortized cost $633,431,107). . . . .              633,431,107
                    Other assets less liabilities--(0.6%). .               (3,812,868)
                                                                         ------------

                    NET ASSETS--100%
                      (offering and redemption price of
                      $1.00 per share; 629,808,425 shares
                      outstanding) . . . . . . . . . . . . .             $629,618,239
                                                                         ------------
                                                                         ------------
-------------------------------------------------------------------------------------

* Restricted security

Glossary

FRN  Floating Rate Note

See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 1996 (unaudited)   ACM Institutional Reserves - Government Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    U.S. GOVERNMENT &
                      AGENCY OBLIGATIONS--72.1%
                    FEDERAL HOME LOAN
                      MORTGAGE CORP.--22.3%
$   10,000            11/19/96 . . . . . . . . . . . . . . .      5.18%  $  9,974,100
     2,000            12/24/96 . . . . . . . . . . . . . . .      5.18      1,984,748
     5,000            11/21/96 . . . . . . . . . . . . . . .      5.20      4,985,556
     2,000            11/13/96 . . . . . . . . . . . . . . .      5.21      1,996,527
     5,000            12/03/96 . . . . . . . . . . . . . . .      5.21      4,976,844
     5,000            12/04/96 . . . . . . . . . . . . . . .      5.21      4,976,121
     5,000            12/16/96 . . . . . . . . . . . . . . .      5.21      4,967,437
     3,000            12/06/96 . . . . . . . . . . . . . . .      5.44      2,984,133
                                                                         ------------
                                                                           36,845,466
                                                                         ------------

                    FEDERAL FARM CREDIT BANK--13.6%
     7,500            4.55%, 12/06/96  . . . . . . . . . . .      5.65      7,491,552
     5,000            4.95%, 3/03/97 . . . . . . . . . . . .      5.00      4,999,028
     2,500            5.28%, 5/20/97 FRN . . . . . . . . . .      5.40      2,498,401
     7,500            5.41%, 6/26/97 FRN . . . . . . . . . .      5.46      7,497,663
                                                                         ------------
                                                                           22,486,644
                                                                         ------------

                    FEDERAL NATIONAL MORTGAGE
                      ASSOCIATION--11.5%
     2,100            1/07/97. . . . . . . . . . . . . . . .      5.23      2,079,560
     2,950            1/07/97. . . . . . . . . . . . . . . .      5.28      2,921,011
     4,000            5.45%, 9/12/97 FRN . . . . . . . . . .      5.52      3,998,601
     5,000            5.46%, 6/11/97 FRN . . . . . . . . . .      5.51      4,998,527
     5,000            5.61%, 10/15/97 FRN. . . . . . . . . .      5.61      5,000,540
                                                                         ------------
                                                                           18,998,239
                                                                         ------------

                    STUDENT LOAN MARKETING
                      ASSOCIATION--10.2%
     2,000            12/18/96 . . . . . . . . . . . . . . .      5.34      1,986,057
     4,500            5.36%, 7/12/99 FRN . . . . . . . . . .      5.76      4,455,328
     4,000            5.53%, 1/21/98 FRN . . . . . . . . . .      5.56      3,998,596
     4,000            5.58%, 1/23/97 FRN . . . . . . . . . .      5.53      4,001,997
     2,500            5.87%, 6/30/97 FRN . . . . . . . . . .      5.87      2,500,948
                                                                         ------------
                                                                           16,942,926
                                                                         ------------

                    U.S. TREASURY NOTES--7.3%
     5,000            6.88%, 2/28/97 . . . . . . . . . . . .      5.33      5,023,242
     7,000            7.50%, 1/31/97 . . . . . . . . . . . .      5.12      7,039,340
                                                                         ------------
                                                                           12,062,582
                                                                         ------------

                    FEDERAL HOME LOAN BANK--7.2%
     1,500            1/23/97. . . . . . . . . . . . . . . .      5.28      1,481,740
     2,505            11/20/96 . . . . . . . . . . . . . . .      5.38      2,497,894
     1,500            5.29%, 2/06/97 . . . . . . . . . . . .      5.30      1,499,940
     3,000            5.30%, 3/05/97 . . . . . . . . . . . .      5.42      2,996,894
     2,500            5.31%, 11/13/96 FRN. . . . . . . . . .      5.38      2,499,944
     1,000            5.38%, 3/14/97 . . . . . . . . . . . .      5.63        998,688
                                                                         ------------
                                                                           11,975,100
                                                                         ------------

                    Total U.S. Government &
                      Agency Obligations
                      (amortized cost $119,310,957). . . . .              119,310,957
                                                                         ------------

                    REPURCHASE AGREEMENT--27.3%

                    First Boston Corp.
     8,000            5.23%, dated 10/17/96, due
                      11/07/96 in the amount of
                      $8,024,407 (cost $8,000,000;
                      collateralized by $9,342,000
                      FNMA, 6.00%, 7/01/24,
                      value $8,365,168). . . . . . . . . . .      5.23      8,000,000
                    Goldman Sachs & Co.
     7,000            5.29%, dated 10/21/96, due
                      12/20/96 in the amount of
                      $7,061,717 (cost $7,000,000;
                      collateralized by $8,291,000
                      FHLMC, 6.09%, 12/01/34,
                      value $7,302,163). . . . . . . . . . .      5.29      7,000,000
                    Lehman Brothers
     7,000            5.25%, dated 10/24/96, due
                      11/25/96 in the amount of
                      $7,032,667 (cost $7,000,000;
                      collateralized by $7,107,000
                      FNMA, 8.00%, 7/01/26,
                      value $7,184,430). . . . . . . . . . .      5.25      7,000,000

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    Merrill Lynch
$    7,000            5.27%, dated 10/10/96,
                      due 11/13/96 in the amount
                      of $7,034,841 (cost $7,000,000;
                      collateralized by $7,318,000
                      FNMA, 8.00%, 7/01/26, value
                      $7,332,326). . . . . . . . . . . . . .      5.27%  $  7,000,000
                    Morgan Stanley Group, Inc.
     8,000            5.26%, dated 10/17/96, due
                      11/18/96 in the amount of
                      $8,037,404 (cost $8,000,000;
                      collateralized by $11,195,000
                      FHLMC, 5.50%, 6/01/99, value
                      $8,138,767). . . . . . . . . . . . . .      5.26      8,000,000
                    Prudential Securities, Inc.
     8,000            5.25%, dated 10/28/96, due
                      11/21/96 in the amount of
                      $8,028,000 (cost $8,000,000;
                      collateralized by $11,345,000
                      GNMA, 8.00%, 6/01/23, value
                      $8,211,759). . . . . . . . . . . . . .      5.25      8,000,000
                    State Street Bank and Trust Co.
       200            5.45%, dated 10/31/96, due
                      11/01/96 in the amount of
                      $200,030 (cost $200,000;
                      collateralized by $205,000
                      USTN, 6.375%, 3/31/01, value
                      $208,707). . . . . . . . . . . . . . .      5.45        200,000
                                                                         ------------

                    Total Repurchase Agreement
                      (amortized cost $45,200,000) . . . . .               45,200,000
                                                                         ------------

                    TOTAL INVESTMENTS--99.4%
                      (amortized cost $164,510,957). . . . .              164,510,957
                    Other assets less liabilities--0.6%. . .                1,051,151
                                                                         ------------

                    NET ASSETS--100%
                      (offering and redemption price of
                      $1.00 per share; 165,510,957 shares
                      outstanding) . . . . . . . . . . . . .             $165,562,108
                                                                         ------------
                                                                         ------------
-------------------------------------------------------------------------------------

Glossary

FRN  Floating Rate Note

See notes to financial statements.

STATEMENT OF NET ASSETS
OCTOBER 31, 1996(UNAUDITED)      ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    MUNICIPAL BONDS--61.6%
                    ARIZONA--1.6%
                    Pinal County
                      (Magma Copper Project)
                      Series '92 VRDN*
$    2,800            12/01/11 . . . . . . . . . . . . . . .      3.55%  $  2,800,000
                                                                         ------------

                    CALIFORNIA--8.2%
                    Alameda County TRAN
                      Board of Education Series '96
     3,640            7/01/97  . . . . . . . . . . . . . . .      4.03      3,650,794
                    California Higher Education
                      Student Loan Rev. Series D-2 Putable
     5,000            7/01/97  . . . . . . . . . . . . . . .      3.95      5,000,000
                    Los Angeles County TRAN
                      Local FSA Educational Agency
     1,600            6/30/97  . . . . . . . . . . . . . . .      4.05      1,607,062
                    South Coast TRAN
                      Local Agency Pooled Loan Series '96A
     4,000            6/30/97  . . . . . . . . . . . . . . .      4.07      4,017,235
                                                                         ------------
                                                                           14,275,091
                                                                         ------------

                    COLORADO--0.3%
                    Arapahoe County COP
                      AMBAC
       610            12/01/96 . . . . . . . . . . . . . . .      3.80        610,778

                    DISTRICT OF COLUMBIA--3.2%
                    District of Columbia GO
                      Series '92 A-4 VRDN*
     2,300            10/01/07 . . . . . . . . . . . . . . .      3.70      2,300,000
                    District of Columbia GO
                      Series '92 A-5 VRDN*
     1,300            10/01/07 . . . . . . . . . . . . . . .      3.70      1,300,000
                    District of Columbia HFA MFHR
                      (McLean Apts.) Series '85A VRDN*
     2,000            12/01/05 . . . . . . . . . . . . . . .      3.65      2,000,000
                                                                         ------------
                                                                            5,600,000
                                                                         ------------

                    GEORGIA--3.8%
                    Bartow County TAN
                      (School District) Series '96
     4,995            12/31/96 . . . . . . . . . . . . . . .      3.75      4,994,488
                    College Park IDR
                      (Wynefield I Project) AMT VRDN*
     1,700            12/01/16 . . . . . . . . . . . . . . .      3.70      1,700,000
                                                                         ------------
                                                                            6,694,488
                                                                         ------------

                    HAWAII--3.7%
                    Hawaii State Housing Finance & Dev. Corp.
                      (Kamakee Vista) Series '90A VRDN*
     4,600            7/01/25. . . . . . . . . . . . . . . .      3.60      4,600,000
                    Hawaii State Housing Finance
                      & Dev. Corp.
                      (Rental Housing System)
                      Series '90B VRDN*
     1,900            7/01/25  . . . . . . . . . . . . . . .      3.60      1,900,000
                                                                         ------------
                                                                            6,500,000
                                                                         ------------

                    ILLINOIS--6.0%
                    Elmhurst Hospital Revenue
                      (Joint Comm. Health Org.)
                      Series '88 VRDN*
     1,000            7/01/18. . . . . . . . . . . . . . . .      3.75      1,000,000
                    Illinois Dev. Finance Auth.
                      (Bridgestone Inc. Project) VRDN*
     3,800            7/01/00  . . . . . . . . . . . . . . .      3.75      3,800,000
                    Vernon Hills IDR
                      (Kinder Care Center) VRDN*
       550            2/01/01  . . . . . . . . . . . . . . .      3.75        550,000
                    Village of Lisle HFA MFHR
                      Series '85A VRDN*
     3,970            4/01/19. . . . . . . . . . . . . . . .      3.60      3,970,000
                    West Chicago IDR
                      (Acme Printing Co.)
                      Series '89 AMT VRDN*
     1,100            5/01/99. . . . . . . . . . . . . . . .      4.13      1,100,000
                                                                         ------------
                                                                           10,420,000
                                                                         ------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    INDIANA--2.3%
                    Indiana Health Facility Auth.
                      Capital Access Designated Pool
                      Series '91 VRDN*
$    2,025            8/01/06  . . . . . . . . . . . . . . .      3.55%  $  2,025,000
                    Seymour Econ. Dev.
                      (Kobelco Metal Powder Co.)
                      Series '87 AMT VRDN*
     2,000            12/01/97 . . . . . . . . . . . . . . .      4.05      2,000,000
                                                                         ------------
                                                                            4,025,000
                                                                         ------------

                    MAINE--1.3%
                    Maine Finance Auth.
                      Economic Dev. Rev.
                      Series B AMT VRDN*
     2,225            12/01/06 . . . . . . . . . . . . . . .      3.80      2,225,000
                                                                         ------------

                    MARYLAND--1.3%
                    Maryland Health &
                      Education Facilities
                      (Loyola College Issue)
                      Series '85 VRDN*
     2,200            10/01/10 . . . . . . . . . . . . . . .      3.60      2,200,000
                                                                         ------------

                    MINNESOTA--0.3%
                    Eden Prairie IDA
                      (Kinder Care Project)
                      Series C VRDN*
       465            2/01/01. . . . . . . . . . . . . . . .      3.75        465,000
                                                                         ------------

                    MISSOURI--0.3%
                    Blue Springs IDA
                      (Kinder Care Project)
                      Series C VRDN*
       540            2/01/01. . . . . . . . . . . . . . . .      3.75        540,000
                                                                         ------------

                    MONTANA--1.0%
                    Forsyth Electric Rev.
                      (Portland General Electric)
                      Series C VRDN*
     1,700            6/01/13. . . . . . . . . . . . . . . .      3.55      1,700,000
                                                                         ------------

                    NEW HAMPSHIRE--3.3%
                    Nashua Housing Auth. MFHR
                      (Clocktower Project) AMT VRDN*
       176            10/20/99 . . . . . . . . . . . . . . .      3.65        176,000
                    Nashua Housing Auth. MFHR
                      (Clocktower Project) AMT VRDN*
       626            10/20/06 . . . . . . . . . . . . . . .      3.65        626,000
                    Nashua Housing Auth. MFHR
                      (Clocktower Project) AMT VRDN*
     4,000            10/20/28 . . . . . . . . . . . . . . .      3.65      4,000,000
                    New Hampshire IDA
                      (Connecticut Light & Power Co.)
                      Series '86 AMT VRDN*
     1,000            11/01/16 . . . . . . . . . . . . . . .      3.65      1,000,000
                                                                         ------------
                                                                            5,802,000
                                                                         ------------

                    NEW JERSEY--5.4%
                    Jersey City
                      School Promissory Note
     1,000            3/07/97. . . . . . . . . . . . . . . .      3.60      1,000,657
                    Jersey City BAN
     3,500            3/27/97. . . . . . . . . . . . . . . .      3.80      3,509,684
                    Jersey City BAN
     3,500            9/26/97. . . . . . . . . . . . . . . .      4.05      3,513,634
                    Pleasantville School District
                      Temporary Notes
     1,500            8/28/97. . . . . . . . . . . . . . . .      4.00      1,502,950
                                                                         ------------
                                                                            9,526,925
                                                                         ------------

                    NEW MEXICO--2.0%
                    New Mexico HFA SFMR
                      Series '96 F-1 Putable
     3,445            8/28/97. . . . . . . . . . . . . . . .      4.00      3,445,000
                                                                         ------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    NEW YORK--3.0%
                    New York IDA Airport Revenue
                      (Nippon Cargo Airlines Co.)
                      Series '92 AMT VRDN*
$    2,800            11/01/15 . . . . . . . . . . . . . . .      4.15%  $  2,800,000
                    New York RAN
                      Series A
     2,500            4/15/97. . . . . . . . . . . . . . . .      3.70      2,508,866
                                                                         ------------
                                                                            5,308,866
                                                                         ------------

                    NORTH CAROLINA--0.9%
                    Lenoir County IDR PCR
                      (Carolina Energy Project) AMT VRDN*
     1,500            7/01/22. . . . . . . . . . . . . . . .      3.70      1,500,000
                                                                         ------------

                    PENNSYLVANIA--1.4%
                    Montgomery County IDA
                      (Kinder Care Project) Series D VRDN*
       400            10/01/00 . . . . . . . . . . . . . . .      3.75        400,000
                    Philadelphia GO TRAN
                      Series '96A
     2,000            6/30/97. . . . . . . . . . . . . . . .      3.95      2,006,977
                                                                         ------------
                                                                            2,406,977
                                                                         ------------

                    RHODE ISLAND--0.7%
                    Rhode Island Housing &
                      Mortgage Finance Corp.
                      (Homeownership Opportunity)
                      Series 19C Putable
     1,255            1/30/97. . . . . . . . . . . . . . . .      3.45      1,255,000
                                                                         ------------

                    SOUTH DAKOTA--1.1%
                    South Dakota HFA SFMR
                      (Homeownership Mortgage) Series F
     1,000            5/01/97. . . . . . . . . . . . . . . .      3.78      1,002,250
                    South Dakota HFA SFMR
                      (Homeownership Mortgage) Series G
     1,000            5/01/97. . . . . . . . . . . . . . . .      3.90      1,001,677
                                                                         ------------
                                                                            2,003,927
                                                                         ------------

                    TEXAS--4.5%
                    Harris County IDR
                      (Nippon Pigment USA Project)
                      Series '87 AMT VRDN*
     1,500            7/01/02  . . . . . . . . . . . . . . .      4.00      1,500,000
                    Midlothian Industrial Dev. Corp.
                      (Box-Crow Cement Co.) VRDN*
     2,300            12/01/09 . . . . . . . . . . . . . . .      3.75      2,300,000
                    Texas GO TRAN
                      Series '96
     4,050            8/29/97. . . . . . . . . . . . . . . .      4.00      4,073,971
                                                                         ------------
                                                                            7,873,971
                                                                         ------------

                    WASHINGTON--5.1%
                    Washington Public Power Supply
                      (Nuclear Project #1)
                      Series '93 1A1 VRDN*
     9,000            7/01/17. . . . . . . . . . . . . . . .      3.55      9,000,000
                                                                         ------------

                    WISCONSIN--0.9%
                    Wausau PCR
                      (Minnesota Mining &
                      Manufacturing) VRDN*
     1,600            8/01/17. . . . . . . . . . . . . . . .      3.82      1,600,000
                                                                         ------------

                    Total Municipal Bonds
                      (amortized cost $107,777,486). . . . .              107,778,023
                                                                         ------------

                    COMMERCIAL PAPER--38.4%
                    ALABAMA--2.9%
                    Mobile Infirmary Assoc.
                      Series '92A
     5,000            11/07/96 . . . . . . . . . . . . . . .      3.55      5,000,000
                                                                         ------------

                    ARIZONA--1.7%
                    Salt River Project
                      Agricultural Imp. & Power District
     3,000            11/12/96 . . . . . . . . . . . . . . .      3.55      3,000,000
                                                                         ------------

                    FLORIDA--1.4%
                    Sarasota Public Hospital
                      District Hospital Revenue
                      (Sarasota Memorial Hospital)
                      Series A
     2,450            11/14/96 . . . . . . . . . . . . . . .      3.55      2,450,000
                                                                         ------------

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    INDIANA--5.7%
                    Jasper County
                      (N. Indiana Public Service
                      Project) Series '88A
$    1,000            12/06/96 . . . . . . . . . . . . . . .      3.55%  $  1,000,000
                    Jasper County
                      (N. Indiana Public Service
                      Project) Series '88C
     4,500            12/09/96 . . . . . . . . . . . . . . .      3.75      4,500,000
                    Jasper County
                      (N. Indiana Public Service
                      Project) Series '88C
     4,500            12/10/96 . . . . . . . . . . . . . . .      3.75      4,500,000
                                                                         ------------
                                                                           10,000,000
                                                                         ------------

                    MASSACHUSETTS--5.1%
                    Massachusetts Bay Trans. Auth.
                      Series C
     6,000            11/05/96 . . . . . . . . . . . . . . .      3.60      6,000,000
                    Massachusetts Water Res. Auth.
     3,000            11/06/96 . . . . . . . . . . . . . . .      3.55      3,000,000
                                                                         ------------
                                                                            9,000,000
                                                                         ------------

                    NORTH CAROLINA--4.9%
                    North Carolina Power Agency
                      (Catawba Project #1)
     3,000            11/22/96 . . . . . . . . . . . . . . .      3.60      2,999,615
                    North Carolina Power Agency
                      (Catawba Project #1)
     1,500            12/11/96 . . . . . . . . . . . . . . .      3.70      1,500,000
                    North Carolina Power Agency
                      (Eastern Muni Power)
     4,000            11/05/96 . . . . . . . . . . . . . . .      3.60      4,000,000
                                                                         ------------
                                                                            8,499,615
                                                                         ------------

                    SOUTH CAROLINA--3.4%
                    South Carolina Public Service Auth.
     3,000            11/13/96 . . . . . . . . . . . . . . .      3.55      3,000,000
                    South Carolina Public Service Auth.
     3,000            11/18/96 . . . . . . . . . . . . . . .      3.55      3,000,000
                                                                         ------------
                                                                            6,000,000
                                                                         ------------

                    TEXAS--6.5%
                    Dallas Area Rapid Transit
                      Sales Series A
     7,000            11/08/96 . . . . . . . . . . . . . . .      3.55      7,000,000
                    Dallas Area Rapid Transit
                      Sales Series A
     1,000            12/11/96 . . . . . . . . . . . . . . .      3.70      1,000,000
                    Port of Corpus Christi PCR
                      (Koch Refining Co.) Series '95
     3,410            12/09/96 . . . . . . . . . . . . . . .      3.70      3,410,000
                                                                         ------------
                                                                           11,410,000
                                                                         ------------

                    VIRGINIA--0.6%
                    Peninsula Port Authority
                      (Dominion Terminal Project)
                      Series '87A
     1,000            11/08/96 . . . . . . . . . . . . . . .      3.65      1,000,000
                                                                         ------------

                    WISCONSIN--1.6%
                    Wisconsin Health & Education Auth.
                      (Alexian Village of Milwaukee)
                      Series '88
     2,800            11/21/96 . . . . . . . . . . . . . . .      3.65      2,800,000
                                                                         ------------

                    PUERTO RICO--4.6%
                    Puerto Rico Govt. Dev. Bank
                      Series '96
     3,000            11/15/96 . . . . . . . . . . . . . . .      3.55      3,000,000
                    Puerto Rico Govt. Dev. Bank
                      Series '96
     2,000            12/12/96 . . . . . . . . . . . . . . .      3.60      2,000,000

   PRINCIPAL
    AMOUNT
    (000)             SECURITY                                   YIELD       VALUE
--------------------------------------------------------------------------------------
                    Puerto Rico Govt. Dev. Bank
                      Series '96
$    3,000            2/14/97. . . . . . . . . . . . . . . .      3.65%  $  3,000,000
                                                                         ------------
                                                                            8,000,000
                                                                         ------------

                    Total Commercial Paper
                      (amortized cost $67,158,680) . . . . .               67,159,615
                                                                         ------------

                    TOTAL INVESTMENTS--100.0%
                      (amortized cost $174,936,166). . . . .              174,937,638
                    Other assets less liabilities--0.0%. . .                  (38,632)
                                                                         ------------

                    NET ASSETS--100%
                      (offering and redemption price of
                      $1.00 per share; 174,977,217
                      shares outstanding). . . . . . . . . .             $174,899,006
                                                                         ------------
                                                                         ------------
-------------------------------------------------------------------------------------

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC     American Municipal Bond Assurance Corporation
     AMT       Alternative Minimum Tax
     BAN       Bond Anticipation Note
     COP       Certificate of Participation
     FSA       Financial Security Assurance, Inc.
     GO        General Obligation
     HFA       Housing Finance Agency/Authority
     IDA       Industrial Development Authority
     IDR       Industrial Development Revenue
     MFHR      Multi-Family Housing Revenue
     PCR       Pollution Control Revenue
     RAN       Revenue Anticipation Note
     SFMR      Single Family Mortgage Revenue
     TAN       Tax Anticipation Note
     TRAN      Tax & Revenue Anticipation Note
     VRDN      Variable Rate Demand Note


     See notes to financial statements.

STATEMENT OF NET ASSETS
October 31, 1996 (unaudited)        ACM Institutional Reserves - Trust Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT
      (000)   SECURITY                                     YIELD       VALUE
--------------------------------------------------------------------------------

             U.S. GOVERNMENT & AGENCY OBLIGATIONS--74.3%
             STUDENT LOAN MARKETING ASSOCIATION--17.1%
    $ 2,500   5.37%, 9/03/97 FRN . . . . . . . . . . . . . 5.43%  $  2,498,786
     22,300   5.53%, 11/20/97 FRN. . . . . . . . . . . . . 5.48     22,313,655
      2,960   5.58%, 11/01/96 FRN. . . . . . . . . . . . . 5.38      2,960,000
      2,500   5.87%, 6/30/97 FRN . . . . . . . . . . . . . 5.87      2,500,948
      3,000   12/18/96 . . . . . . . . . . . . . . . . . . 5.34      2,979,085
                                                                  ------------
                                                                    33,252,474
                                                                  ------------

             FEDERAL HOME LOAN MORTGAGE CORP.--16.1%
      4,000   11/19/96 . . . . . . . . . . . . . . . . . . 5.17      3,989,660
        500   11/21/96 . . . . . . . . . . . . . . . . . . 5.18      2,492,806
      5,000   11/21/96 . . . . . . . . . . . . . . . . . . 5.20      2,991,333
      5,000   12/03/96 . . . . . . . . . . . . . . . . . . 5.21      4,976,844
      3,000   12/04/96 . . . . . . . . . . . . . . . . . . 5.21      2,985,673
      5,000   11/01/96 . . . . . . . . . . . . . . . . . . 5.36      5,000,000
      5,000   12/04/96 . . . . . . . . . . . . . . . . . . 5.41      4,975,204
      4,000   11/01/96 . . . . . . . . . . . . . . . . . . 5.53      4,000,000
                                                                  ------------
                                                                    31,411,520
                                                                  ------------

             FEDERAL HOME LOAN BANK--12.3%
      1,500   5.29%, 2/06/97 . . . . . . . . . . . . . . . 5.30      1,499,940
      3,000   5.30%, 3/05/97 . . . . . . . . . . . . . . . 5.42      2,996,894
      2,500   5.31%, 11/13/96 FRN. . . . . . . . . . . . . 5.38      2,499,944
      1,000   5.38%, 3/14/97 . . . . . . . . . . . . . . . 5.63        998,688
      3,650   1/21/97  . . . . . . . . . . . . . . . . . . 5.28      3,606,638
      7,500   11/12/96 . . . . . . . . . . . . . . . . . . 5.33      7,487,786
      5,000   11/20/96 . . . . . . . . . . . . . . . . . . 5.38      4,985,816
                                                                  ------------
                                                                    24,075,706
                                                                  ------------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.3%
      5,000   5.46%, 6/11/97 FRN . . . . . . . . . . . . . 5.51      4,998,527
      5,000   5.61%, 10/15/97 FRN. . . . . . . . . . . . . 5.61      5,000,540
      2,000   1/07/97  . . . . . . . . . . . . . . . . . . 5.23      1,980,533
      5,000   1/13/97  . . . . . . . . . . . . . . . . . . 5.24      4,946,872
      5,000   2/19/97  . . . . . . . . . . . . . . . . . . 5.29      4,919,181
      2,215   12/11/96 . . . . . . . . . . . . . . . . . . 5.37      2,201,784
                                                                  ------------
                                                                    24,047,437
                                                                  ------------

             FEDERAL FARM CREDIT BANK--10.3%
      7,500   4.55%, 12/06/96  . . . . . . . . . . . . . . 5.65      7,491,551
      2,500   5.28%, 5/20/97 FRN . . . . . . . . . . . . . 5.40      2,498,401
      7,500   5.41%, 6/26/97 FRN . . . . . . . . . . . . . 5.46      7,497,663
      2,700   12/03/96 . . . . . . . . . . . . . . . . . . 5.37      2,687,112
                                                                  ------------
                                                                    20,174,727
                                                                  ------------


             U.S. TREASURY NOTES--6.2%
      5,000   6.88%, 2/28/97 . . . . . . . . . . . . . . . 5.38      5,023,242
      7,000   7.50%, 1/31/97 . . . . . . . . . . . . . . . 5.12      7,039,340
                                                                  ------------
                                                                    12,062,582
                                                                  ------------

              Total U.S. Government & Agency Obligations
              (amortized cost $145,024,446). . . . . . . . . .     145,024,446
                                                                  ------------

             REPURCHASE AGREEMENT--25.0%
             FIRST BOSTON CORP.
      8,000   5.23%, dated 10/17/96, due 11/07/96 in the
              amount of $8,024,407 (cost $8,000,000;
              collateralized by $9,342,000 FNMA, 6.00%,
              7/01/24, value $8,365,168) . . . . . . . . . 5.23      8,000,000
             GOLDMAN SACHS & CO.
      8,000   5.29%, dated 10/21/96, due 12/20/96 in the
              amount of $8,070,533 (cost $8,000,000;
              collateralized by $9,475,000 FHLMC, 6.09%,
              12/01/34, value $8,344,952)  . . . . . . . . 5.29      8,000,000
             LEHMAN BROTHERS
      8,000   5.25%, dated 10/24/96, due 11/25/96 in the
              amount of $8,037,333 (cost $8,000,000;
              collateralized by $8,013,000 FNMA, 8.00%,
              10/01/11, value $8,165,907)  . . . . . . . . 5.25      8,000,000
             MERRILL LYNCH
      8,000   5.27%, dated 10/10/96, due 11/13/96 in the
              amount of $8,039,818 (cost $8,000,000;
              collateralized by $8,363,000 FNMA, 8.00%,
              7/01/26, value $8,379,371) . . . . . . . . . 5.27      8,000,000

    PRINCIPAL
     AMOUNT
      (000)   SECURITY                                     YIELD       VALUE
--------------------------------------------------------------------------------

            MORGAN STANLEY GROUP, INC.
    $ 8,000   5.26%, dated 10/17/96, due 11/18/96 in the
              amount of $8,037,404 (cost $8,000,000;
              collateralized by $11,195,000 FHLMC, 5.50%,
              6/01/99, value $8,138,767) . . . . . . . . . 5.26%  $  8,000,000
            PRUDENTIAL SECURITIES, INC.
      8,000   5.25%, dated 10/28/96, due 11/21/96 in the
              amount of $8,028,000 (cost $8,000,000;
              collateralized by $11,345,000 GNMA, 8.00%,
              6/01/23, value $8,211,754) . . . . . . . . . 5.25      8,000,000
            STATE STREET BANK AND TRUST CO.
        700   5.45%, dated 10/31/96, due 11/01/96 in the
              amount of $700,106 (cost $700,000;
              collateralized by $705,000 USTN, 6.375%,
              3/31/01, value $717,750) . . . . . . . . . . 5.45        700,000
                                                                  ------------
              Total Repurchase Agreement
              (amortized cost $48,700,000) . . . . . . . . . .      48,700,000
                                                                  ------------

            TOTAL INVESTMENTS--99.3%
              (amortized cost $193,724,446). . . . . . . . . .     193,724,446
              Other assets less liabilities--0.7%. . . . . . .       1,280,336
                                                                  ------------


            NET ASSETS--100%
              (offering and redemption price of
              $1.00 per share; 195,057,375 shares
              outstanding) . . . . . . . . . . . . . . . . . .    $195,004,782
                                                                  ------------
                                                                  ------------

--------------------------------------------------------------------------------

Glossary

FRN   Floating Rate Note.

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
                                    ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . .                      $ 16,862,626

EXPENSES
  Advisory fee (Note B). . . . . . . . . . .    $    616,027
  Registration fees. . . . . . . . . . . . .          99,046
  Custodian fees . . . . . . . . . . . . . .          63,437
  Transfer agency. . . . . . . . . . . . . .          12,580
  Audit and legal fees . . . . . . . . . . .           8,004
  Directors` fees. . . . . . . . . . . . . .           2,576
  Printing . . . . . . . . . . . . . . . . .           1,992
  Miscellaneous. . . . . . . . . . . . . . .           6,653
                                               -------------
  Total expenses . . . . . . . . . . . . . .         810,315
  Less: expense reimbursement. . . . . . . .        (194,288)          616,027
                                               -------------      ------------
  Net investment income. . . . . . . . . . .                        16,246,599

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments . . . . .
   . . . . . . . . . . . . . . . . . . . . .                            (4,454)
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .                      $ 16,242,145
                                                                  ------------
                                                                  ------------



STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED
                                             OCTOBER 31, 1996      YEAR ENDED
                                               (UNAUDITED)       APRIL 30, 1996
                                               -----------       --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . .   $  16,246,599     $  18,016,970
  Net realized loss on investments . . . . .          (4,454)          (67,682)
                                               -------------     -------------
  Net increase in net assets from operations      16,242,145        17,949,288

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . .     (16,246,599)      (18,016,970)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . .     136,303,470       295,597,513
                                               -------------     -------------
  Total increase . . . . . . . . . . . . . .     136,299,016       295,529,831

NET ASSETS
  Beginning of period. . . . . . . . . . . .     493,319,223       197,789,392
                                               -------------     -------------
  End of period. . . . . . . . . . . . . . .   $ 629,618,239     $ 493,319,223
                                               -------------     -------------
                                               -------------     -------------

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCOTBER 31, 1996 (UNAUDITED)
                               ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . .                     $   4,636,128

EXPENSES
  Advisory fee (Note B). . . . . . . . . . .    $    171,759
  Registration fees. . . . . . . . . . . . .          41,366
  Custodian fees . . . . . . . . . . . . . .          36,030
  Transfer agency. . . . . . . . . . . . . .          11,620
  Audit and legal fees . . . . . . . . . . .           6,685
  Directors' fees. . . . . . . . . . . . . .           2,576
  Amortization of organization expenses. . .           2,075
  Printing . . . . . . . . . . . . . . . . .             366
  Miscellaneous. . . . . . . . . . . . . . .           4,785
                                                ------------
  Total expenses . . . . . . . . . . . . . .         277,262
  Less: expense reimbursement. . . . . . . .        (105,503)          171,759
                                                ------------     -------------
  Net investment income. . . . . . . . . . .                         4,464,369

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments . . . . .                            (2,347)
                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .                     $   4,462,022
                                                                 -------------
                                                                 -------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1996      YEAR ENDED
                                                (UNAUDITED)      APRIL 30, 1996
                                               ----------        --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . .   $   4,464,369     $   8,116,764
  Net realized loss on investments . . . . .          (2,347)          (44,374)
                                               -------------     -------------
  Net increase in net assets from operations       4,462,022         8,072,390

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . .      (4,464,369)       (8,116,764)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . .      14,748,277        46,450,680
                                               -------------     -------------
  Total increase . . . . . . . . . . . . . .      14,745,930        46,406,306

NET ASSETS
  Beginning of period. . . . . . . . . . . .     150,816,178       104,409,872
                                               -------------     -------------
  End of period. . . . . . . . . . . . . . .   $ 165,562,108     $ 150,816,178
                                               -------------     -------------
                                               -------------     -------------


--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
ACM INSTITUTIONAL  RESERVES - TAX-FREE PORTFOLIO
                    SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . .                     $   3,829,282

EXPENSES
  Advisory fee (Note B). . . . . . . . . . .   $     208,240

  Registration fees. . . . . . . . . . . . .          56,775
  Custodian fees . . . . . . . . . . . . . .          41,000
  Transfer agency. . . . . . . . . . . . . .          10,395
  Audit and legal fees . . . . . . . . . . .           7,481
  Directors' fees. . . . . . . . . . . . . .           2,576
  Amortization of organization expenses. . .           2,075
  Printing . . . . . . . . . . . . . . . . .           1,012
  Miscellaneous. . . . . . . . . . . . . . .           3,312
                                               -------------
  Total expenses . . . . . . . . . . . . . .         332,866
  Less: expense reimbursement. . . . . . . .        (124,626)          208,240
                                               -------------     -------------
  Net investment income. . . . . . . . . . .                         3,621,042

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments . . . . .                             3,890
  Net change in unrealized appreciation of investments                   1,350
                                                                 -------------
  Net gain on investments. . . . . . . . . .                             5,240
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .                     $   3,626,282
                                                                 -------------
                                                                 -------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1996      YEAR ENDED
                                              (UNAUDITED)       APRIL 30, 1996
                                                ----------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . .   $   3,621,042     $   3,429,135
  Net realized gain (loss) on investments. .           3,890           (66,276)
  Net change in unrealized appreciation
    of investments . . . . . . . . . . . . .           1,350               (44)
                                               -------------     -------------
  Net increase in net assets from operations       3,626,282         3,362,815

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . .      (3,621,042)       (3,429,135)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease). . . . . . . . . .      (8,717,903)      148,180,832
                                               -------------     -------------
  Total increase (decrease). . . . . . . . .      (8,712,663)      148,114,512

NET ASSETS
  Beginning of period. . . . . . . . . . . .     183,611,669        35,497,157
                                               -------------     -------------
  End of period. . . . . . . . . . . . . . .   $ 174,899,006     $ 183,611,669
                                               -------------     -------------
                                               -------------     -------------

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
                                    ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . .                     $   5,256,353

EXPENSES
  Advisory fee (Note B). . . . . . . . . . .   $     438,130
  Registration fees. . . . . . . . . . . . .          54,717
  Custodian fees . . . . . . . . . . . . . .          33,702
  Transfer agency. . . . . . . . . . . . . .          11,318
  Audit and legal fees . . . . . . . . . . .           7,577
  Printing . . . . . . . . . . . . . . . . .           2,550
  Directors' fees. . . . . . . . . . . . . .           2,544
  Miscellaneous. . . . . . . . . . . . . . .           4,846
                                               -------------
  Total expenses . . . . . . . . . . . . . .         555,384
  Less: expense reimbursement. . . . . . . .         (68,573)          486,811
                                               -------------     -------------
  Net investment income. . . . . . . . . . .                         4,769,542

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investments . . . . .                               287
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .                     $   4,769,829
                                                                 -------------
                                                                 -------------




STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                            OCTOBER 31, 1996      YEAR ENDED
                                              (UNAUDITED)       APRIL 30,1996
                                              -----------       --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . .   $   4,769,542     $   8,045,961
  Net realized gain (loss) on investments. .             287           (32,758)
                                               -------------     -------------
  Net increase in net assets from operations       4,769,829         8,013,203

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . .      (4,769,542)       (8,045,961)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . .      24,939,073        60,921,819
                                               -------------     -------------
  Total increase . . . . . . . . . . . . . .      24,939,360        60,889,061

NET ASSETS
  Beginning of period. . . . . . . . . . . .     170,065,422       109,176,361
                                               -------------     -------------
  End of period. . . . . . . . . . . . . . .   $ 195,004,782     $ 170,065,422
                                               -------------     -------------
                                               -------------     -------------

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)                    ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. ACCOUNTING ESTIMATES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and in regard to the Trust Portfolio, exceed .50 of 1% of its average daily net assets. For the six months ended October 31, 1996, reimbursement was $194,288 $105,503 $124,626 and $68,573 for the Prime,
Government, Tax-Free and Trust Portfolios, respectively. The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the six months ended October 31, 1996 amounted to $9,000 per portfolio.

                                                ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE C: INVESTMENT TRANSACTIONS
At October 31, 1996 cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward at April 30, 1996 of $185,732, of which $1,377 expires in 1999, $3,535 in 2000,
$6,777 in 2001, $29,045 in 2002, $77,316 in 2003 and $67,682 in the year 2004;
the Government Portfolio had a capital loss carry-forward of $129,209 of which $1,340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003 and
$44,374 in the year 2004; the Tax-Free Portfolio had a capital loss carryforward of $83,573 of which $87 expires in 2000, $6,191 in 2002, $11,019 in 2003 and
$66,276 in the year 2004; and the Trust Portfolio had a capital loss carryforward of $52,880, of which $3,347 expires in 2002, $16,775 in 2003 and $32,758 in the year 2004.

--------------------------------------------------------------------------------

NOTE D: CAPITAL STOCK
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At October 31, 1996, capital paid-in aggregated $629,808,425 on Prime Portfolio, $165,693,664 on Government Portfolio, $174,977,217 on Tax-Free Portfolio, and $195,057,375 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                               SIX MONTHS ENDED
                                                               OCTOBER 31, 1996         YEAR ENDED
PRIME PORTFOLIO                                                   (UNAUDITED)          APRIL 30, 1996
                                                                  -----------          --------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . .       5,295,342,088       4,839,076,341
Shares issued on reinvestments of dividends . . . . . . . .          16,246,599          18,016,970
Shares redeemed . . . . . . . . . . . . . . . . . . . . . .      (5,175,285,217)     (4,561,495,798)
                                                                ----------------    ----------------
Net increase. . . . . . . . . . . . . . . . . . . . . . . .         136,303,470         295,597,513
                                                                ----------------    ----------------
                                                                ----------------    ----------------

                                                               SIX MONTHS ENDED
                                                               OCTOBER 31, 1996         YEAR ENDED
GOVERNMENT PORTFOLIO                                              (UNAUDITED)          APRIL 30, 1996
                                                                  -----------          --------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . .         476,595,643       1,212,530,228
Shares issued on reinvestments of dividends . . . . . . . .           4,464,369           8,116,764
Shares redeemed . . . . . . . . . . . . . . . . . . . . . .        (466,311,735)     (1,174,196,312)
                                                                ----------------    ----------------
Net increase. . . . . . . . . . . . . . . . . . . . . . . .          14,748,277          46,450,680
                                                                ----------------    ----------------
                                                                ----------------    ----------------

                                                               SIX MONTHS ENDED
                                                                OCTOBER 31, 1996         YEAR ENDED
TAX-FREE PORTFOLIO                                                 (UNAUDITED)          APRIL 30, 1996
                                                                   -----------          --------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . .         834,125,594       1,044,165,922
Shares issued on reinvestments of dividends . . . . . . . .           3,621,042           3,429,135
Shares redeemed . . . . . . . . . . . . . . . . . . . . . .        (846,464,539)       (899,414,225)
                                                                ----------------    ----------------
Net increase (decrease) . . . . . . . . . . . . . . . . . .          (8,717,903)        148,180,832
                                                                ----------------    ----------------
                                                                ----------------    ----------------

                                                               SIX MONTHS ENDED
                                                                OCTOBER 31, 1996         YEAR ENDED
TRUST PORTFOLIO                                                    (UNAUDITED)          APRIL 30, 1996
                                                                   -----------          --------------
Shares sold . . . . . . . . . . . . . . . . . . . . . . . .         406,645,991         989,948,926
Shares issued on reinvestments of dividends . . . . . . . .           4,769,542           8,045,961
Shares redeemed . . . . . . . . . . . . . . . . . . . . . .        (386,476,460)       (937,073,068)
                                                                ----------------    ----------------
Net increase. . . . . . . . . . . . . . . . . . . . . . . .          24,939,073          60,921,819
                                                                ----------------    ----------------
                                                                ----------------    ----------------


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE E: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                     SIX MONTHS ENDED                  YEAR ENDED APRIL 30,
                                                     OCTOBER 31, 1996    -------------------------------------------------
PRIME PORTFOLIO                                         (UNAUDITED)       1996      1995      1994       1993        1992
                                                        -----------       ------    ------    ------     ------   ------
Net asset value, beginning of period . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . .          0.0266         0.0560    0.0502    0.0325    0.0353       0.0535
                                                         -------        -------   -------   -------   -------      -------

LESS: DISTRIBUTIONS
Dividends from net investment income . . . . . .         (0.0266)       (0.0560)  (0.0502)  (0.0325)  (0.0353)     (0.0535)
                                                         -------        -------   -------   -------   -------      -------

Net asset value, end of period . . . . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------
                                                         -------        -------   -------   -------   -------      -------

TOTAL RETURNS
Total investment return based on
  net asset value (a). . . . . . . . . . . . . .            5.34% (c)      5.76%     5.15%     3.30%     3.59%        5.50%
                                                         -------        -------   -------   -------   -------      -------
                                                         -------        -------   -------   -------   -------      -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . . . .          $629.6         $493.3    $197.8    $108.1     $64.3        $25.0
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . . . .            0.20% (c)      0.20%     0.20%     0.20%     0.18%        0.02%
  Expenses, before waivers
     and reimbursements. . . . . . . . . . . . .            0.26% (c)      0.32%     0.36%     0.42%     0.54%        0.81%
  Net investment income (b). . . . . . . . . . .            5.27% (c)      5.54%     5.24%     3.25%     3.42%        5.30%

                                                     SIX MONTHS ENDED              YEAR ENDED APRIL 30,         JULY 22, 1991 (d)
                                                    OCTOBER 31, 1996    --------------------------------------     THROUGH
GOVERNMENT PORTFOLIO                                    (UNAUDITED)        1996      1995      1994      1993    APRIL 30,1992
                                                        -----------       ------    ------    ------    ------   -------------
Net asset value, beginning of period . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . .          0.0260         0.0552    0.0493    0.0315    0.0339       0.0377
                                                         -------        -------   -------   -------   -------      -------

LESS: DISTRIBUTIONS
Dividends from net investment income . . . . . .         (0.0260)       (0.0552)  (0.0493)  (0.0315)  (0.0339)     (0.0377)
                                                         -------        -------   -------   -------   -------      -------

Net asset value, end of period . . . . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------
                                                         -------        -------   -------   -------   -------      -------

TOTAL RETURNS
Total investment return based on
  net asset value (a). . . . . . . . . . . . . .            5.23% (c)      5.67%     5.06%     3.20%     3.45%        4.98% (c)
                                                         -------        -------   -------   -------   -------      -------
                                                         -------        -------   -------   -------   -------      -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . . . .          $165.6         $150.8    $104.4     $76.6     $73.2        $24.7
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . . . .            0.20% (c)      0.20%     0.20%     0.20%     0.18%        0.10% (c)
  Expenses, before waivers
     and reimbursements. . . . . . . . . . . . .            0.32% (c)      0.36%     0.38%     0.36%     0.49%        0.86% (c)
  Net investment income (b). . . . . . . . . . .            5.20% (c)      5.50%     4.94%     3.15%     3.30%        4.86% (c)


--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Annualized.
(d) Commencement of operations.

                                                ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED           YEAR ENDED APRIL 30,          JULY 22, 1996 (d)
                                                     OCTOBER 31, 1996   -------------------------------------      THROUGH
TAX-FREE PORTFOLIO                                      (UNAUDITED)        1996      1995      1994      1993   APRIL 30, 1992
                                                        -----------       ------    ------    ------    ------  --------------
Net asset value, beginning of period . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . .          0.0176         0.0372    0.0326    0.0240    0.0287       0.0334
Net unrealized loss on investments . . . . . . .             -0-            -0-   (0.0048)      -0-       -0-          -0-
                                                         -------        -------   -------   -------   -------      -------
Net increase in net asset value
  from operations. . . . . . . . . . . . . . . .          0.0176         0.0372    0.0278    0.0240    0.0287       0.0334
                                                         -------        -------   -------   -------   -------      -------
LESS: DISTRIBUTIONS
Dividends from net investment income . . . . . .         (0.0176)       (0.0372)  (0.0326)  (0.0240)  (0.0287)     (0.0334)
                                                         -------        -------   -------   -------   -------      -------
ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser . . . . . . .             -0-            -0-    0.0048       -0-       -0-          -0-
                                                         -------        -------   -------   -------   -------      -------

Net asset value, end of period . . . . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------   -------      -------
                                                         -------        -------   -------   -------   -------      -------

TOTAL RETURNS
Total investment return based on
  net asset value (a). . . . . . . . . . . . . .            3.51% (c)      3.79%     3.31%(e)  2.43%     2.92%        4.40% (c)
                                                         -------        -------   -------   -------   -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . . . .          $174.9         $183.6     $35.5     $35.6     $40.9         $8.5
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . . . .            0.20% (c)      0.20%     0.20%     0.20%     0.18%        0.10% (c)
  Expenses, before waivers
     and reimbursements. . . . . . . . . . . . .            0.32% (c)      0.48%     0.76%     0.69%     0.95%        2.08% (c)
  Net investment income (b). . . . . . . . . . .            3.48% (c)      3.73%     3.31%     2.40%     2.73%        4.01% (c)


                                                      SIX MONTHS ENDED        YEAR ENDED APRIL 30,    NOVEMBER 16, 1992(d)
                                                     OCTOBER 31, 1996   ----------------------------     THROUGH
TRUST PORTFOLIO                                         (UNAUDITED)        1996      1995      1994     APRIL 30, 1993
                                                        -----------       ------    ------    ------    --------------
Net asset value, beginning of period . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------      -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . .          0.0246         0.0527    0.0479    0.0309       0.0144
                                                         -------        -------   -------   -------      -------
LESS: DISTRIBUTIONS
Dividends from net investment income . . . . . .         (0.0246)       (0.0527)  (0.0479)  (0.0309)     (0.0144)
                                                         -------        -------   -------   -------      -------
Net asset value, end of period . . . . . . . . .         $  1.00        $  1.00   $  1.00   $  1.00      $  1.00
                                                         -------        -------   -------   -------      -------
                                                         -------        -------   -------   -------      -------

TOTAL RETURNS
Total investment return based on
  net asset value (a). . . . . . . . . . . . . .            4.93% (c)      5.41%     4.91%     3.14%        3.21% (c)
                                                         -------        -------   -------   -------      -------
                                                         -------        -------   -------   -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . . . .          $195.0         $170.1    $109.2     $36.8         $5.3
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . . . .            0.50% (c)      0.50%     0.49%     0.14%         -0-
  Expenses, before waivers
     and reimbursements. . . . . . . . . . . . .            0.57% (c)      0.60%     0.75%     1.23%        0.45% (c)
  Net investment income (b). . . . . . . . . . .            4.90% (c)      5.28%     5.31%     3.15%        3.17% (c)


--------------------------------------------------------------------------------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.
(c) Annualized.
(d) Commencement of operations.
(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

                                                ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACM INSTITUTIONAL RESERVES, INC.
1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

YIELDS. For current recorded yield information on the Fund, call on a touch-tone telephone toll-free 1 (800) 251-0539 and press the following sequence of keys: 1 * 16 # for the Prime Portfolio, 1 * 27 # for the Government Portfolio, 1 * 38 # for the Tax-Free Portfolio and 1 * 0 # for the Trust Portfolio.
FOR NON-TOUCH-TONE TELEPHONES, CALL TOLL-FREE 1 (800) 221-9513


BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK
DAVID H. DIEVLER
JOHN H. DOBKIN WILLIAM H. FOULK, JR.
JAMES M. HESTER
CLIFFORD L. MICHEL
ROBERT C. WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT PAMELA F. RICHARDSON, VICE PRESIDENT EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA  02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY  10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY  10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ  07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY  10105

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.